Note 12 - Leases - Operating Leases (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2022	$ 5,680
2023	3,808
2024	2,428
2025	1,840
2026	1,438
Thereafter	2,960
Operating Leases, Future Minimum Payments Due	$ 18,154